Basis of Presentation and Going Concern	6 Months Ended
Jun. 30, 2026
Basis of Presentation and Going Concern [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN
2	BASIS OF PRESENTATION AND GOING CONCERN

2.1	Basis of presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of Marti Technologies, Inc (formerly Galata), as ultimate parent, Marti Technologies I Inc. (formerly Marti Technologies Inc.) and its wholly-owned subsidiary Marti Ileri.

All inter-company balances and transactions have been eliminated. The Group uses the U.S dollar (“US$”) as its functional currency. The unaudited interim condensed consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. used Turkish Lira (“TL”) as its functional currency until the end of February 2022. Since the cumulative three-year inflation rate rose to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”) Türkiye is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti Ileri Teknoloji A.Ş. remeasured its financial statements prospectively into its new functional currency – US$ which is a non-highly inflationary currency, in accordance with ASC 830 Foreign Currency Matters, at the application date (March 1, 2022). As of the application date, the opening balances of non-monetary items were remeasured in US dollars. Subsequently, non-monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at the balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

2.2	Going concern

The Group has experienced recurring operating losses from operating activities since its inception and a deficit on its stockholders’ equity. To date, the Group has financed its operations primarily through cash commitments from certain stockholders and the issuance of shares and convertible notes. The Group incurred net losses of US$19,928,085 and has accumulated losses of US$200,861,301 at June 30, 2026 and the Group has used US$2,569,802 cash for its operations during the same period.

These unaudited interim condensed consolidated financial statements have been prepared in accordance with the going concern principle. Management has performed a going concern assessment for a period of twelve months from the date of issuance of these unaudited interim condensed consolidated financial statements to assess whether conditions exist that raise substantial doubt regarding the Group’s ability to continue as a going concern. Management has assumed growth rates through the twelve months following the issuance date of these unaudited interim condensed consolidated financial statements based on (i) historical data, (ii) the operational results subsequent to the financial reporting date up to the date of the assessment, and (iii) revenue projections. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of the strategic plan and budget, including expected developments in liquidity was considered. In addition, the Group’s management prepared alternative scenarios to assess the ability of the Group to continue its operations in case no additional funding is obtained except for Callaway Capital Management LLC’s (“Callaway”) available loan commitment.

On April 16, 2025, the Group, Callaway, as a commitment party, and the subscribers party thereto entered into a Note Subscription Agreement (the “April 2025 Note Subscription Agreement”) as amended by Amendment No. 1 to the Note Subscription Agreement, dated October 31, 2025, pursuant to which the subscribers agreed to, from time to time, subscribe for the Group’s 12.50% Convertible Senior Secured Notes due April 2029 (the “April 2029 Convertible Notes”) up to an aggregate principal amount of US$23,000,000 on the terms set forth therein. As of June 30, 2026, the subscribers subscribed for an aggregate principal amount of US$18,000,000 and the remaining amount under the April 2025 Note Subscription Agreement was US$5,000,000.

On October 31, 2025, the Group, Callaway, as a commitment party, and the subscribers party thereto entered into a Note Subscription Agreement (the “October 2025 Note Subscription Agreement”), pursuant to which the subscribers agreed to, from time to time, subscribe for the Group’s 11.00% Convertible Senior Secured Notes due October 2029 (the “October 2029 Convertible Notes”) up to an aggregate principal amount of US$100,000,000 on the terms set forth therein. As of June 30, 2026, no convertible notes had been issued under the October 2025 Note Subscription Agreement, and the US$50,000,000 commitment amount remained available.

Based on the above facts, management of the Group has concluded that adequate resources and liquidity are available to meet the cash flow requirements for the next twelve months after the release of these unaudited interim condensed consolidated financial statements, and it is reasonable to apply the going concern basis as the underlying assumption for the unaudited interim condensed consolidated financial statements.

2.3	Comparative financial information

The Group prepared its unaudited interim condensed consolidated balance sheet as of June 30, 2026 in comparison with the condensed consolidated balance sheet prepared as of December 31, 2025; and prepared unaudited interim condensed consolidated statements of operations and comprehensive loss, unaudited interim condensed consolidated statements of changes in equity and unaudited interim condensed consolidated statements of cash flows between January 1 and June 30, 2026 in comparison with January 1 and June 30, 2025.

These unaudited interim condensed consolidated financial statements of the Group do not include all the information required for full annual financial statements and should therefore be read together with the year-end consolidated financial statements dated December 31, 2025.